Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Capital And Reserves [Abstract]
Summary of Movements in GHI Shares and GHL Ordinary Shares
a)Movements in GHL Class A ordinary shares and Class B ordinary shares (collectively “GHL Ordinary Shares”):

(in thousands of shares)	Class A ordinary shares			Class B ordinary shares
	2024	2023	2022	2024	2023	2022
In issue at January 1	3,813,341	3,736,078	3,619,098	120,403	125,780	122,882
Issued for acquisition of non-controlling interests	121,450	6,901	77,170	—	—	—
Issued for restricted ordinary shares	—	—	—	4,920	—	—
Issued in relation to business combination	—	—	8,194	—	—	—
Restricted share units vested	59,329	53,416	24,227	7,194	4,498	112
Exercise of share options	6,964	2,399	2,819	—	—	7,356
Issued under equity stock purchase plan	4,159	5,153	—	—	—	—
Repurchase and retirement of ordinary shares	(67,462)	—	—	—	—	—
Conversion of Class B ordinary shares to Class A ordinary shares	12,718	9,394	4,570	(12,718)	(9,394)	(4,570)
Canceled or forfeited restricted ordinary shares	—	—	—	—	(481)	—
In issue at December 31	3,950,499	3,813,341	3,736,078	119,799	120,403	125,780
Restricted ordinary shares issued but not fully vested	—	—	—	(4,920)	(10,337)	(21,635)
In issue at December 31 – fully paid	3,950,499	3,813,341	3,736,078	114,879	110,066	104,145
Authorized	49,500,000	49,500,000	49,500,000	500,000	500,000	500,000

Summary of Reserves of the Group	The reserves of the Group comprise the following balances:

	2024	2023
(in $ millions)	$	$
Share-based payment reserve	392	474
Foreign currency translation reserve	(76)	(68)
Other reserve	(119)	138
	197	544